DREYFUS GOVERNMENT CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
    During the last six months, U.S. economic activity declined gradually. As might be expected, this brought about a drop in interest rates.
    As far as Government securities are concerned, other factors were at work as well. The evident determination of the Republican Congress to reduce Government spending, and thus hopefully cut the deficit, also had its effect on interest rates. It is too early to tell how effective the talk of budget cutting in Washington will be in the final analysis. However, if it should bring about a lower level of Government borrowing, that would certainly be a major factor in setting interest rates.
    In this environment, we are pleased that for the six months ended July 31, 1995, Dreyfus Government Cash Managment's annualized yield provided by Class A shares was 5.97%. The annualized effective yield for Class A shares was 6.14% after taking into account the effect of compounding.* For Class B shares, the corresponding yields were 5.72% and 5.88%.
    In managing your assets during the six-month period, we lengthened maturities gradually. This was done in anticipation of lower interest rates, which grew more and more likely over the course of the past six months as the economy gave continued signs of slowing down.
    The Federal Reserve Board, which raised interest rates seven times during 1994 and early 1995 to head off inflation, became concerned that the drop in economic performance might turn into an actual business recession. Accordingly, in early July the Federal Reserve reversed course and made a modest cut in the Federal Funds rate.
    As of this date, the economy has cooled off as compared to the activity that prevailed last year. Thus, the Fed's policies can be viewed as having been successful. Inflation has been held at bay and few experts believe that the "soft landing" will turn into a full-blown economic recession.
    However, the Federal Reserve showed laudable caution in the July reduction of short-term rates. If more of that medicine is needed, the Fed may not hesitate to act accordingly. Nonetheless, the central bank must be ever watchful so that rate-cutting does not rekindle inflation which the Fed has so strenuously sought to avoid.
    The money markets have already discounted the possibility of further Fed moves to lower interest rates. To a certain extent, that is already built into current market prices. Our strategy under these circumstances is to remain in the long end of the market as long as necessary, in an effort to maintain high current yields.
    We appreciate the opportunity to put your cash to work in the money market, and will continue to exert our best efforts to attempt to obtain competitive returns on your behalf.
                              Sincerely,
                              (Patricia A. Larkin Signature Logo)
                              Patricia A. Larkin
                              Portfolio Manager
August 11, 1995
New York, N.Y.
* Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                          JULY 31, 1995 (UNAUDITED)
                                                                           ANNUALIZED
                                                                            YIELD ON
                                                                             DATE OF        PRINCIPAL
U.S. TREASURY BILLS-3.6%                                                    PURCHASE         AMOUNT            VALUE
                                                                          -------------   --------------   ---------------
    8/10/95 ...................................................              6.40%        $  25,000,000    $    24,961,250
    5/2/96  ...................................................              5.93            50,000,000         47,861,111
    5/30/96 ...................................................              5.56           100,000,000         95,556,000
                                                                                                           ---------------
TOTAL U.S. TREASURY BILLS
    (cost $168,378,361)........................................                                            $   168,378,361
                                                                                                           ===============
U.S. GOVERNMENT AGENCIES-83.6%
Federal Farm Credit Banks, Consolidated Systemwide
Floating Rate Notes
    11/17/95...................................................              6.21%(a)      $100,000,000   $     99,985,205
    3/7/96  ...................................................              6.00(a)        140,000,000        139,939,551
    3/21/96 ...................................................              5.99(a)         53,705,000         53,670,708
    3/21/96 ...................................................              6.07(a)         65,000,000         64,952,120
    6/13/96 ...................................................              6.12(a)         50,000,000         49,978,926
    6/28/96 ...................................................              5.87(a)        150,000,000        149,947,588
    9/30/96 ...................................................              6.05(a)         50,000,000         50,000,000
    1/20/98 ...................................................              6.27(a)         25,000,000         24,976,159
Federal Farm Credit Banks, Discount Notes
    1/16/96 ...................................................              7.18             4,480,000          4,339,925
    1/17/96 ...................................................              7.05            38,000,000         36,826,201
    1/26/96 ...................................................              6.11             8,000,000          7,768,600
    3/5/96  ...................................................              6.12             7,525,000          7,261,010
    3/19/96 ...................................................              6.49             8,500,000          8,167,296
    5/3/96  ...................................................              6.24            15,000,000         14,324,950
Federal Home Loan Banks, Consolidated Systemwide
Floating Rate Notes
    5/6/96  ...................................................              6.07(a)         11,450,000         11,446,330
    7/17/96 ...................................................              5.78(a)        100,000,000        100,000,000
    7/18/96 ...................................................              5.87(a)         75,000,000         75,000,000
    12/23/96...................................................              5.89(a)         40,000,000         40,115,368
    2/3/97  ...................................................              6.17(a)         50,000,000         50,054,245
    6/16/97 ...................................................              5.96(a)         15,000,000         14,994,729
    7/14/97 ...................................................              5.87(a)        150,000,000        149,945,867
    1/20/98 ...................................................              6.31(a)         25,000,000         24,938,943
Federal Home Loan Banks, Discount Notes
    8/1/95  ...................................................              5.75           480,000,000        480,000,000
    8/2/95  ...................................................              6.14            25,520,000         25,515,747
    8/17/95 ...................................................              6.17            14,015,000         13,977,666
    8/23/95 ...................................................              6.16            22,235,000         22,153,743
    8/28/95 ...................................................              6.23            74,000,000         73,664,780
    11/9/95 ...................................................              6.06            10,600,000         10,427,161
    11/22/95...................................................              6.31            11,100,000         10,889,208
    11/27/95...................................................              6.05            52,825,000         51,811,819
    12/29/95...................................................              7.11            39,100,000         38,014,190
    1/8/96  ...................................................              7.04            50,000,000         48,537,778
    1/10/96 ...................................................              6.32            44,475,000         43,268,171

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                           JULY 31, 1995 (UNAUDITED)
                                                                           ANNUALIZED
                                                                            YIELD ON
                                                                             DATE OF        PRINCIPAL
U.S. GOVERNMENT AGENCIES (CONTINUED)                                         PURCHASE         AMOUNT            VALUE
                                                                          -------------   --------------   ---------------
Federal Home Loan Banks, Discount Notes (continued):
    1/12/96 ...................................................              6.01%        $  28,785,000    $    28,028,370
    1/19/96 ...................................................              6.25             7,000,000          6,801,830
    2/14/96 ...................................................              6.42            50,000,000         48,337,812
    3/28/96 ...................................................              6.50            20,000,000         19,186,667
    4/29/96 ...................................................              6.13            10,000,000          9,563,289
Federal Home Loan Mortgage Corp., Consolidated Systemwide
Floating Rate Notes
    6/15/96 ...................................................              5.87(a)         25,000,000         25,044,831
    5/26/98 ...................................................              5.93(a)        100,000,000        100,410,912
Federal Home Loan Mortgage Corp., Discount Notes
    11/3/95 ...................................................              6.05            28,770,000         28,329,411
    1/2/96  ...................................................              6.03            16,500,000         16,089,911
    1/11/96 ...................................................              7.09             7,375,000          7,153,943
    1/19/96 ...................................................              7.18             5,000,000          4,840,875
    3/21/96 ...................................................              6.48            10,000,000          9,606,489
Federal National Mortgage Association, Consolidated Systemwide
Floating Rate Notes
    6/3/96  ...................................................              5.92(a)        160,000,000        159,941,870
    6/20/96 ...................................................              5.90(a)        100,000,000         99,965,909
    10/4/96 ...................................................              6.10(a)        100,000,000        100,066,733
    10/4/96 ...................................................              6.20(a)        100,000,000        100,000,000
    1/13/97 ...................................................              5.93(a)        100,000,000        100,000,000
    2/18/97 ...................................................              6.24(a)         25,000,000         25,013,310
    4/4/97  ...................................................              5.63(a)        100,000,000         99,921,530
    6/20/97 ...................................................              5.96(a)         50,000,000         49,991,201
Federal National Mortgage Association, Discount Notes
    8/4/95  ...................................................              6.00           100,000,000         99,950,750
    8/17/95 ...................................................              6.16            25,000,000         24,933,333
    8/24/95 ...................................................              6.22            52,000,000         51,799,338
    10/10/95...................................................              5.99            13,050,000         12,901,810
    11/3/95 ...................................................              6.30            58,325,000         57,402,104
    11/13/95...................................................              6.30            10,305,000         10,124,891
    12/18/95...................................................              6.36            20,000,000         19,531,261
    12/26/95...................................................              6.33            74,800,000         72,955,183
    1/5/96  ...................................................              6.00            35,440,000         34,548,202
    1/8/96  ...................................................              7.07             5,000,000          4,853,333
    3/15/96 ...................................................              6.50            19,150,000         18,412,209
    3/18/96 ...................................................              6.49            75,000,000         72,072,292
    4/15/96 ...................................................              6.31            55,000,000         52,658,650
Student Loan Marketing Association, Floating Rate Notes
    8/10/95 ...................................................              5.59(a)          5,000,000          5,000,000
    4/15/96 ...................................................              5.81(a)         25,000,000         25,084,973
    8/22/96 ...................................................              5.72(a)         25,175,000         25,243,527
    9/10/96 ...................................................              6.13(a)        150,000,000        150,000,000
    12/20/96..................................................              5.75(a)          20,000,000         20,002,156

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                             JULY 31, 1995 (UNAUDITED)
                                                                          ANNUALIZED
                                                                           YIELD ON
                                                                            DATE OF         PRINCIPAL
U.S. GOVERNMENT AGENCIES (CONTINUED)                                        PURCHASE          AMOUNT            VALUE
                                                                          -------------   --------------   ---------------
Student Loan Marketing Association, Floating Rate Notes (continued):
    12/20/96...................................................              5.77(a)%     $  75,000,000    $    75,000,000
    1/21/97....................................................              5.88(a)         20,000,000         20,075,062
    1/23/97 ...................................................              5.72(a)         20,000,000         20,055,283
                                                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCIES
    (cost $3,907,793,234)......................................                                             $3,907,793,234
                                                                                                           ===============
REPURCHASE AGREEMENTS-13.2%
Aubrey G. Lanston & Co. Inc.
    dated 7/31/95, due 8/1/95, in the amount of $48,007,733
    (fully collateralized by $49,215,000 U.S. Treasury Bills due
    10/19/95, value $48,635,986)...............................              5.80%        $  48,000,000    $    48,000,000
Barclays De Zoette Wedd Securities, Inc.
    dated 7/31/95, due 8/1/95, in the amount of $1,048,169
    (fully collateralized by $1,025,000 U.S Treasury Notes, 7.5% due
    2/29/96, value $1,067,421).................................              5.80             1,048,000          1,048,000
Daiwa Securities America Inc.
    dated 7/31/95, due 8/1/95, in the amount of $133,925,648
    (fully collateralized by $134,205,000 U.S. Treasury Notes, 3.875%
    due 9/30/95, value $135,533,300)...........................              5.82           133,904,000        133,904,000
Morgan Stanley & Co. Inc.
    dated 7/31/95, due 8/1/95, in the amount of $100,016,111
    (fully collateralized by $99,965,000 U.S. Treasury Notes, 3.875%
    to 7.875% due from 10/31/95 to 6/30/96, value $101,517,463)               5.80          100,000,000        100,000,000
Nikko Securities Co. International, Inc.
    dated 7/31/95, due 8/1/95, in the amount of $164,026,513
    (fully collateralized by $162,707,000 U.S. Treasury Notes, 4%
    to 7.5%, due from 1/31/96 to 4/30/96, value $165,783,548)                 5.82          164,000,000        164,000,000
Nomura Securities International, Inc.
    dated 7/31/95, due 8/1/95, in the amount of $171,027,550
    (fully collateralized by $153,000,000 U.S. Treasury Bills due
    8/24/95 to 5/30/96 and $25,045,000 U.S. Treasury Notes,
    5.875% due 5/31/96, value $174,789,495).........................          5.80          171,000,000        171,000,000
                                                                                                           ---------------
TOTAL REPURCHASE AGREEMENTS
    (cost $617,952,000)........................................                                            $   617,952,000
                                                                                                           ===============
TOTAL INVESTMENTS
    (cost $4,694,123,595).............................        100.4%                                        $4,694,123,595
                                                              ======                                       ===============
LIABILITIES, LESS CASH AND RECEIVABLES................          (.4%)                                     $    (18,411,036)
                                                              ======                                       ===============
NET ASSETS   ............................................     100.0%                                        $4,675,712,559
                                                              ======                                       ===============
NOTE TO STATEMENT OF INVESTMENTS;
    (a)  Variable interest rates-subject to change.
See independent accountants' review report and notes to financial statements.

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                               JULY 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (including repurchase agreements of $617,952,000)-Note 1(a,b).........                                $4,694,123,595
    Interest receivable.....................................................                                    17,613,524
                                                                                                            --------------
                                                                                                             4,711,737,119
LIABILITIES:
    Due to The Dreyfus Corporation..........................................             $     798,776
    Due to Distributor......................................................                    15,239
    Due to Custodian........................................................                35,210,545          36,024,560
                                                                                         -------------      --------------
NET ASSETS..................................................................                                $4,675,712,559
                                                                                                            ==============
REPRESENTED BY:
    Paid-in capital.........................................................                                $4,676,116,145
    Accumulated net realized (loss) on investments..........................                                     (403,586)
                                                                                                            --------------
NET ASSETS at value.........................................................                                $4,675,712,559
                                                                                                            ==============
Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                 4,598,326,184
                                                                                                            ==============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                    77,789,961
                                                                                                            ==============
NET ASSET VALUE per share:
    Class A Shares
      ($4,597,927,757 / 4,598,326,184 shares)...............................                                         $1.00
                                                                                                                     =====
    Class B Shares
      ($77,784,802 / 77,789,961 shares).....................................                                         $1.00
                                                                                                                     =====

STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                               $   110,590,495
    EXPENSES:
      Management fee-Note 2(a)..............................................            $  3,583,953
      Distribution fees (Class B shares)-Note 2(b)..........................                  67,006
                                                                                         -----------
          TOTAL EXPENSES....................................................                                     3,650,959
                                                                                                            --------------
INVESTMENT INCOME-NET.......................................................                                   106,939,536
NET REALIZED GAIN ON INVESTMENTS-Note 1(b)..................................                                       127,876
                                                                                                            --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                               $   107,067,412
                                                                                                            ==============
See independent accountants' review report and notes to financial statements.

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     YEAR ENDED          SIX MONTHS ENDED
                                                                                      JANUARY 31,          JULY 31, 1995
                                                                                        1995                (UNAUDITED)
                                                                                  ------------------    -------------------
OPERATIONS:
    Investment income-net.............................................            $      135,006,251    $      106,939,536
    Net realized gain (loss) on investments...........................                    (229,316)                127,876
                                                                                  ------------------        --------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  134,776,935            107,067,412
                                                                                  ------------------        --------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares..................................................                (133,468,917)          (105,405,666)
      Class B shares..................................................                  (1,537,334)            (1,533,870)
                                                                                  ------------------        --------------
          TOTAL DIVIDENDS.............................................                (135,006,251)          (106,939,536)
                                                                                  ------------------        --------------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares..................................................                24,281,160,017         21,285,994,788
      Class B shares..................................................                   154,255,749           126,323,996
    Dividends reinvested:
      Class A shares..................................................                    62,602,011            40,513,657
      Class B shares..................................................                      121,968                461,091
    Cost of shares redeemed:
      Class A shares..................................................              (26,062,839,044)       (19,525,353,366)
      Class B shares..................................................               (129,764,341)            (88,705,799)
                                                                                  ------------------        --------------
          INCREASE (DECREASE) IN NET ASSETS FROM
            BENEFICIAL INTEREST TRANSACTIONS..........................               (1,694,463,640)         1,839,234,367
                                                                                  ------------------        --------------
                TOTAL INCREASE (DECREASE) IN NET ASSETS...............             (1,694,692,956)           1,839,362,243
NET ASSETS:
    Beginning of period...............................................                 4,531,043,272         2,836,350,316
                                                                                  ------------------        --------------
    End of period.....................................................            $   2,836,350,316         $ 4,675,712,559
                                                                                  ==================        ===============






See independent accountants' review report and notes to financial statements.

DREYFUS GOVERNMENT CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                             CLASS A SHARES                                    CLASS B SHARES
                           ----------------------------------------------- -----------------------------------------------------
                                                                                                 YEAR ENDED
                                         YEAR ENDED JANUARY 31,            SIX MONTHS ENDED      JANUARY 31,    SIX MONTHS ENDED
                           -----------------------------------------------   JULY 31, 1995   ------------------  JULY 31, 1995
PER SHARE DATA:             1991      1992      1993      1994      1995      (UNAUDITED)    1994(1)     1995     (UNAUDITED)
                           -------   -------   -------   -------   ------- ----------------  -------    ------- -----------------

  Net asset value,
    beginning of period...   $ .9996   $ .9998   $1.0000   $1.0000   $ .9999      $ .9998      $1.0000    $1.0000     $ .9998
                           -------   -------   -------   -------   -------      ------       -------    -------      ------
  INVESTMENT OPERATIONS:
  Investment income-net..  .0786     .0581     .0370     .0307     .0413        .0296        .0017      .0388       .0284
  Net realized gain (loss)
    on investments........   .0002     .0002      -       (.0001)   (.0001)       .0001          -       (.0002)      .0001
                           -------   -------   -------   -------   -------      ------       -------    -------      ------
    TOTAL FROM
      INVESTMENT
      OPERATIONS........     .0788     .0583     .0370     .0306     .0412        .0297        .0017      .0386       .0285
                           -------   -------   -------   -------   -------      ------       -------    -------      ------
  DISTRIBUTIONS;
    Dividends from investment
      income-net........... (.0786)   (.0581)   (.0370)   (.0307)   (.0413)      (.0296)      (.0017)    (.0388)    (.0284)
                           -------   -------   -------   -------   -------      ------       -------    -------      ------
  Net asset value,
    end of period          $ .9998   $1.0000   $1.0000   $ .9999   $ .9998      $ .9999      $1.0000    $ .9998     $ .9999
                           =======   =======   =======   =======   =======      =======      =======    =======      =======
TOTAL INVESTMENT RETURN.....  8.15%     5.97%     3.76%     3.12%     4.21%        6.05%(2)     2.82%(2)   3.95%       5.79%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average
    net assets............     .20%      .20%      .20%      .20%      .20%         .20%(2)      .45%(2)    .45%        .45%(2)
  Ratio of net investment income
    to average net assets.    7.82%     5.67%     3.61%     3.08%     4.04%        5.97%(2)     2.83%(2)   4.22%       5.72%(2)
  Decrease reflected in above
    expense ratios due to
      undertaking by
      the Manager...........   .04%      .04%      .05%      .03%     -             -            -          -           -
    Net Assets, end of period
      (000's Omitted).  $2,171,778 $4,750,205 $10,229,838 $4,515,946 $2,796,646 $4,597,928.  $15,097    $39,704     $77,785
(1) From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(2) Annualized.
See independent accountants' review report and notes to financial statements.

DREYFUS GOVERNMENT CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with DREYFUS GOVERNMENT CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) the applicable provisions of the Internal
Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $466,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through January 31, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, $260,000 of the carryover expires in fiscal 2002 and $206,000 expires in fiscal 2003.
    At July 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets for any full fiscal year.
    Currently, due to an undertaking, the Manager, and not the Fund, is liable for all expenses of the Fund (excluding certain expenses as described above) other than the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    The Manager may modify the existing undertaking provided that the Fund's shareholders are given 90 days prior notice.
    (B) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) also pays The Dreyfus Corporation and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, or any affiliate (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts, at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B shares average daily net assets. Both the Distributor and Dreyfus may pay one of more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the six months ended July 31, 1995, $67,006 was charged to the Fund, pursuant to the Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $3,000 and an attendance fee of $500 per meeting.


DREYFUS GOVERNMENT CASH MANAGEMENT
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DERYFUS GOVERNMENT CASH MANAGEMENT
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Government Cash Management, including the statement of investments, as of July 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended January 31, 1995 and financial highlights for each of the five years in the period ended January 31, 1995 and in our report dated March 10, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                              (Ernst & Young Signature Logo)

New York, New York
September 7, 1995


(Dreyfus Logo)
DREYFUS GOVERNMENT
CASH MANAGEMENT
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
THE SHAREHOLDER SERVICES GROUP, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.







Printed in U.S.A.                        289/672SA957
DREYFUS
GOVERNMENT
CASH
MANAGEMENT








SEMI-ANNUAL REPORT
JULY 31, 1995